Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	QUANTUM COMPUTING INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40615
Entity Tax Identification Number	82-4533053
Entity Address, Address Line One	5 Marine View Plaza
Entity Address, Address Line Two	Suite 214
Entity Address, City or Town	Hoboken
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07030
City Area Code	703
Local Phone Number	436-2161
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock (par value $0.0001 per share)
Trading Symbol	QUBT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001758009